Sep. 13, 2019
O’Shaughnessy Market Leaders Value Fund
Class I - OFVIX
O’Shaughnessy Small Cap Value Fund
Class I - OFSIX
O’Shaughnessy Small/Mid Cap Growth Fund
Class I - OFMIX

Series of Advisors Series Trust

Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated November 28, 2018, as supplemented

Effective immediately, the O’Shaughnessy Market Leaders Value Fund, the O’Shaughnessy Small Cap Value Fund and the O’Shaughnessy Small/Mid Cap Growth Fund will no longer charge a redemption fee on Class I shares redeemed within 90 calendar days of purchase.

All references contained in the Prospectus and SAI to the redemption fee are hereby removed.

Please retain this Supplement with your Prospectus and SAI for future reference.
O'Shaughnessy Market Leaders Value Fund
O’Shaughnessy Market Leaders Value Fund
O'Shaughnessy Small Cap Value Fund
O’Shaughnessy Small Cap Value Fund
O'Shaughnessy Small/Mid Cap Growth Fund
O’Shaughnessy Small/Mid Cap Growth Fund